Apr. 30, 2022
Friess Brandywine Fund
Friess Brandywine Fund
Investment Objective
The Friess Brandywine Fund (the “Fund” or the “Brandywine Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.00%
Shareholder Servicing Plan Fees	0.15%
Other Expenses(1)	4.09%
Total Annual Fund Operating Expenses	4.99%
Less: Fee Waiver(2)	(3.99)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.00%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Class I	$102	$1,140

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests principally in common stocks of U.S. companies and, to a lesser extent, in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”). The Fund is not subject to a percentage limit with regard to its investment in foreign issuers. In addition to common stocks and ADRs, equity securities in which the Fund may invest include preferred stocks, convertible securities, and rights.
The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the Adviser’s (as identified below) belief in the benefits of investing in individual businesses, not in the stock market. The Fund invests in companies in a broad range of industries and generally focuses on companies whose earnings from operations are forecasted to grow at least 20% in the next 12 months, under normal circumstances, based on analyst consensus estimates. The Fund targets companies of all sizes that the Adviser believes are fundamentally sound, meaning they generally have some or all of the following attributes under normal economic conditions: earnings growth typically over 20% annually; high rates of profitability; strong balance sheets; and a high quality of earnings (i.e., a high proportion of earnings from operating activities). The Fund also targets companies experiencing positive changes, such as having introduced new products, appointing new management, having recently completed an acquisition or divestiture, or benefiting from legislative or regulatory changes. The Fund may focus on technology and consumer discretionary sectors.

The Fund employs a firm sell discipline. The Fund sells a stock when the Adviser:
•Determines that the stock has deteriorating fundamentals such as contracting margins or reduced revenue growth
•Determines that investor expectations have become unrealistically high
•Finds a better investment
While this sell discipline is likely to cause the Fund to have a high annual portfolio turnover rate, it also enables the Fund to seek better investment alternatives.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Mid-Capitalization Stock Risk—although the Fund may invest in securities in any capitalization range, securities of mid-capitalization companies may pose additional risks. The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Small-Capitalization Stock Risk—although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Adviser’s investment techniques and risk analysis will produce the desired result.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology and consumer discretionary sectors may comprise a significant portion of the Fund’s portfolio. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.
Newer Fund Risk—the Fund is newly formed and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available at www.friessfunds.com or by calling (855) 656-3017.
Friess Brandywine Blue Fund
Friess Brandywine Blue Fund
Investment Objective
The Friess Brandywine Blue Fund (the “Fund” or the “Brandywine Blue Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.00%
Shareholder Servicing Plan Fees	0.15%
Other Expenses(1)	7.09%
Total Annual Fund Operating Expenses	7.99%
Less: Fee Waiver(2)	(6.99)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.00%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Class I	$102	$1,715

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests principally in common stocks of U.S. companies and, to a lesser extent, in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”). The Fund is not subject to a percentage limit with regard to its investment in foreign issuers. In addition to common stocks and ADRs, equity securities in which the Fund may invest include preferred stocks, convertible securities, and rights.
The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the Adviser’s (as identified below) belief in the benefits of investing in individual businesses, not in the stock market. The Fund invests in companies in a broad range of industries and generally focuses on companies whose earnings from operations are forecasted to grow at least 20% in the next 12 months, under normal circumstances, based on analyst consensus estimates. The Fund targets mid-cap or larger companies that usually have market capitalizations of more than $6 billion and that the Adviser believes are fundamentally sound, meaning they generally have some or all of the following attributes under normal economic conditions: earnings growth typically over 20% annually; high rates of profitability; strong balance sheets; and a high quality of earnings (i.e., a high proportion of earnings from operating activities). The Fund also targets companies experiencing positive changes, such as having introduced new products, appointing new management, having recently completed an acquisition or divestiture, or benefiting from legislative or regulatory changes. The Fund may focus on technology and consumer discretionary sectors. The number of issuers in which the Fund invests varies based on the Adviser’s investment outlook for the Fund.

The Fund employs a firm sell discipline. The Fund sells a stock when the Adviser:
•Determines that the stock has deteriorating fundamentals such as contracting margins or reduced revenue growth
•Determines that investor expectations have become unrealistically high
•Finds a better investment
While this sell discipline is likely to cause the Fund to have a high annual portfolio turnover rate, it also enables the Fund to seek better investment alternatives.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Adviser’s investment techniques and risk analysis will produce the desired result.
Focused Investment Risk—a significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.
Sector Risk— issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology sector may comprise a significant portion of the Fund’s portfolio. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.
Consumer Discretionary Sector Risk—The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
Newer Fund Risk—the Fund is newly formed and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available at www.friessfunds.com or by calling (855) 656-3017.